Contract liabilities and deferred income (Tables)	12 Months Ended
Dec. 31, 2021
Contract liabilities and deferred income.
Schedule of Contract Liabilities and Deferred Income

(In thousands)	December 31, 2020	December 31, 2021
Contract liabilities (note a)
Membership subscription	31,981	35,490
Others	2,513	2,075
Deferred income
Government grants	466	172
Total	34,960	37,737
Less: non-current portion (note b)	(920)	(845)
Contract liabilities and deferred income, current portion	34,040	36,892

Notes:

(a)	Contract liabilities were related to unsatisfied performance obligations at the end of the year. Due to the generally short-term duration of the contracts, the majority of the performance obligations are satisfied in the following period. The amount of revenue recognized that was included in contract liabilities balance at the beginning of the year was USD30,189,000 and USD32,611,000 for the years ended December 31, 2020 and 2021, respectively.
(b)	As of December 31, 2020 and 2021, the non-current portion consists of membership subscription of USD751,000 and USD845,000, and government grants of USD169,000 and nil, respectively.